Cover	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2026
Entity File Number	001-41574
Entity Registrant Name	AMC ROBOTICS CORPORATION
Entity Central Index Key	0001937891
Entity Tax Identification Number	41-3041844
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12 East 49th Street
Entity Address, Address Line Two	Suite 1805
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(734)
Local Phone Number	709-5127
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AMCI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false